FINANCIAL RISK MANAGEMENT, Liquidity Risk (Details) - ARS ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019
Maturities of financial liabilities [Abstract]
Loans	[2]	$ 43,869,424	[1]	$ 45,719,826
During 2022 [Member]
Maturities of financial liabilities [Abstract]
Loans		451,566
During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans		489,482
During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans		530,581
From 2026 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans		41,461,029
Liquidity Risk [Member]
Maturities of financial liabilities [Abstract]
Loans		54,780,020		57,301,005
Other financial liabilities		4,084,779		5,322,958
Finance leases		3,587,140		4,147,076
Liquidity Risk [Member] | Without Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		0		0
Finance leases		0		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		216,499		179,803
Finance leases		63,526		123,021
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2019 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		215,255
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		63,526
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2018 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				178,111
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				423
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				423
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				423
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				423
Finance leases				123,021
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial liabilities [Abstract]
Loans		54,780,020		57,301,005
Other financial liabilities		3,868,280		5,143,155
Finance leases		3,523,614		4,024,055
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-21 to 03-31-21 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		3,853,636
Finance leases		157,361
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-21 to 06-30-21 [Member]
Maturities of financial liabilities [Abstract]
Loans		1,420,031
Other financial liabilities		14,644
Finance leases		157,361
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-21 to 09-30-21 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Finance leases		157,361
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-21 to 12-31-21 [Member]
Maturities of financial liabilities [Abstract]
Loans		1,420,031
Other financial liabilities		0
Finance leases		157,361
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial liabilities [Abstract]
Loans				1,398,847
Other financial liabilities				5,098,543
Finance leases				152,469
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial liabilities [Abstract]
Loans				1,375,897
Other financial liabilities				44,612
Finance leases				152,469
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Finance leases				152,469
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial liabilities [Abstract]
Loans				1,375,897
Other financial liabilities				0
Finance leases				152,469
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial liabilities [Abstract]
Loans		2,840,063
Other financial liabilities		0
Finance leases		629,526
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans		2,840,063
Other financial liabilities		0
Finance leases		629,526
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans		2,840,063
Other financial liabilities		0
Finance leases		629,526
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans		43,419,769
Other financial liabilities		0
Finance leases		629,526
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2026 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Finance leases		376,066
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial liabilities [Abstract]
Loans				2,751,793
Other financial liabilities				0
Finance leases				609,960
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans				2,751,793
Other financial liabilities				0
Finance leases				609,960
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans				2,751,793
Other financial liabilities				0
Finance leases				609,960
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2025 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans				42,143,192
Other financial liabilities				0
Finance leases				974,339
Liquidity Risk [Member] | With Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		54,780,020		57,301,005
Other financial liabilities		4,084,779		5,322,958
Finance leases		$ 3,587,140		$ 4,147,076

[1]	As of December 31, 2020, it is net of Notes repurchase of Ps 1,479,694.
[2]	Net of issuance expenses of Ps. 75,262 and Ps. 133,200 as of December 31, 2020 and 2019, respectively.